EQUITY METHOD INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
A reconciliation of our 38.5% ownership interest in Ohio Gathering to our investment per Ohio Gathering’s books and records follows (in thousands).

Investment in Ohio Gathering, March 31, 2020	$271,268
March cash distributions	1,875
Basis difference	223,151

Investment in Ohio Gathering February 29, 2020	$496,294

As noted in our 2019 Annual Report, in December 2019 an impairment loss of long-lived assets was recognized by OCC which brought our investment in OCC to zero. As a result, we have not recorded our portion of OCC’s net loss for the three months ended March 31, 2020 in the Income (loss) from equity method investees caption of our unaudited condensed consolidated statements of operations.
Summarized statements of operations information for OGC
and
OCC follow (amounts represent 100% of investee financial information).

	Three months ended February 29, 2020		Three months ended February 28, 2019
	OGC	OCC	OGC	OCC
	(In thousands)
Total revenues	$30,068	$2,727	$33,466	$2,266
Total operating expenses	25,750	30,855	25,487	2,973
Net income (loss)	4,311	(28,128)	7,972	(707)

A reconciliation of our 38.5% and 40% ownership interest in Ohio Gathering to our investment per Ohio Gathering’s books and records follows for the years ending December 31, 2019 and 2018, respectively (in thousands).

	2019	2018
	(In thousands)
Investment in Ohio Gathering, December 31	$275,000	$649,250
December cash distributions	2,700	2,736
Impairment loss (1)	232,521	5,652
Loss contingency	—	2,040
Basis difference	—	(116,832)

Investment in Ohio Gathering, net of basis difference, November 30	$510,221	$542,846

(1)
Amount is comprised of (i) a $329.7 million impairment of our equity method investment in Ohio Gathering; (ii) the write-off
of our basis difference of ($103.5) million in Ohio Gathering as a result of the impairment in our equity method investment in Ohio Gathering; and (iii) a $6.3 million impairment of long-lived assets in OCC.

Summarized balance sheet information for OGC and OCC follows (amounts represent 100% of investee financial information).

	November 30, 2019		November 30, 2018
	OGC	OCC	OGC	OCC
	(In thousands)
Current assets	$41,972	$2,187	$37,403	$3,716
Noncurrent assets	1,281,171	28,323	1,262,253	27,203

Total assets	$1,323,143	$30,510	$1,299,656	$30,919

Current liabilities	$21,798	$4,016	$19,903	$3,912
Noncurrent liabilities	4,113	6,683	3,688	8,807

Total liabilities	$25,911	$10,699	$23,591	$12,719

Summarized statements of operations information for OGC and OCC follow (amounts represent 100% of investee financial information).

	Twelve months ended November 30, 2019		Twelve months ended November 30, 2018		Twelve months ended November 30, 2017
	OGC	OCC	OGC	OCC	OGC	OCC
	(In thousands)
Total revenues	$142,138	$8,601	$142,398	$10,177	$140,679	$8,607
Total operating expenses	108,234	38,815	136,722	9,053	111,897	8,298
Net income (loss)	33,897	(30,214)	5,670	498	28,785	(907)